Lease right-of-use assets and lease liabilities (Details Narrative)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 USD ($)
Lease Right-of-use Assets And Lease Liabilities
Operating lease payments		$ 25,000
Annual escalation rate	3.00%	3.00%
Incremental borrowing rate	3.70%	3.70%
Operating lease expense	$ 198,914		$ 213,490